Borrowings Under Term Loan and Line of Credit - Schedule of long-term debt balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: current portion of term loan	$ (561)	$ (1,440)
Term Loan
Debt Instrument [Line Items]
Net carrying amount	55,020	56,044
Less: current portion of term loan	(561)	(1,440)
Long-term term loan obligations	$ 54,459	$ 54,604